Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Summary of cash and cash equivalents

	At 31 December
	2023	2022
	USD	USD
Cash at banks	2,921,086	1,536,852
Cash on hand	1,669	1,495
	2,922,755	1,538,347

For the purpose of the consolidated statement of cash flow, cash and cash equivalents comprise the following:

	At 31 December
	2023	2022	2021
	USD	USD	USD
Cash at banks and on hand attributable to continued operations	2,922,755	1,538,347	9,529,723
Cash at banks and on hand attributable to discontinued operations (Note 34)	1,261	1,157,929	—
	2,924,016	2,696,276	9,529,723